SCHEDULE OF RETENTION RECEIVABLES ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Retention Receivables Net
Balance at the beginning of the year	$ (2,080)
(Provision) Reversal of provision for the year		(2,071)
Exchange adjustment	(5)	(9)
Balance at the end of the year	$ (2,085)	$ (2,080)